Fair Value of Financial Instruments (Fair Value Measured On A Recurring Basis Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	$ 2,886	$ 6,245
Items Included in Net Income	1,440	(1,574)
Gains (Losses) in OCI and Other	(1,702)	(173)
Issuances, Sales, Maturities, Settlements, Calls, Net	693	1,420
Transfers Into or Out of Level 3, Net	(3,048)	(3,032)
Ending Fair Value	269	2,886	$ 6,245
Corporate bonds | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	5,720	5,121
Items Included in Net Income	1	4
Gains (Losses) in OCI and Other	(1,550)	(182)
Issuances, Sales, Maturities, Settlements, Calls, Net	796	748
Transfers Into or Out of Level 3, Net	(2,672)	29
Ending Fair Value	2,295	5,720	5,121
U.S. government bonds | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		5
Issuances, Sales, Maturities, Settlements, Calls, Net		(5)
Ending Fair Value			5
State and municipal bonds | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Gains (Losses) in OCI and Other	(1)
Transfers Into or Out of Level 3, Net	36
Ending Fair Value	35
Foreign government bonds | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	41	74
Gains (Losses) in OCI and Other	(6)	(11)
Issuances, Sales, Maturities, Settlements, Calls, Net	(30)	80
Transfers Into or Out of Level 3, Net	(5)	(102)
Ending Fair Value		41	74
RMBS | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	4	2
Items Included in Net Income		(1)
Gains (Losses) in OCI and Other	1
Issuances, Sales, Maturities, Settlements, Calls, Net	21	3
Transfers Into or Out of Level 3, Net	(25)
Ending Fair Value	1	4	2
CMBS | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Issuances, Sales, Maturities, Settlements, Calls, Net	17	8
Transfers Into or Out of Level 3, Net	(17)	(8)
ABS [Member] | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	870	570
Items Included in Net Income		1
Gains (Losses) in OCI and Other	(113)	(9)
Issuances, Sales, Maturities, Settlements, Calls, Net	676	602
Transfers Into or Out of Level 3, Net	(316)	(294)
Ending Fair Value	1,117	870	570
Hybrid and redeemable preferred securities | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	93	104
Items Included in Net Income	(6)
Gains (Losses) in OCI and Other	(22)	27
Issuances, Sales, Maturities, Settlements, Calls, Net	(12)	(38)
Transfers Into or Out of Level 3, Net	(4)
Ending Fair Value	49	93	104
Trading securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	828	644
Items Included in Net Income	(80)	(3)
Issuances, Sales, Maturities, Settlements, Calls, Net	(152)	210
Transfers Into or Out of Level 3, Net	(15)	(23)
Ending Fair Value	581	828	644
Available-for-sale equity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	95	59
Items Included in Net Income	54	39
Issuances, Sales, Maturities, Settlements, Calls, Net	19	(3)
Transfers Into or Out of Level 3, Net	(15)
Ending Fair Value	153	95	59
Mortgage Loans On Real Estate [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	739	832
Items Included in Net Income	(20)	11
Gains (Losses) in OCI and Other	(5)	5
Issuances, Sales, Maturities, Settlements, Calls, Net	(227)	(109)
Ending Fair Value	487	739	832
Derivative investments
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	21	1,542
Items Included in Net Income	2	1,255
Gains (Losses) in OCI and Other	(6)	(3)
Issuances, Sales, Maturities, Settlements, Calls, Net		(139)
Transfers Into or Out of Level 3, Net	(15)	(2,634)
Ending Fair Value	2	21	1,542
Ceded MRBs [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	95	336
Items Included in Net Income	(83)	(241)
Ending Fair Value	12	95	336
Ceded MRBs [Member] | Other Liabilities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	(17)
Items Included in Net Income	(188)	(17)
Ending Fair Value	(205)	(17)
Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	528	550
Items Included in Net Income	(215)	87
Issuances, Sales, Maturities, Settlements, Calls, Net	212	(109)
Ending Fair Value	525	528	550
Indexed Annuity Contracts Embedded Derivatives [Member] | Policyholder Account Balances [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	(6,131)	(3,594)
Items Included in Net Income	1,975	(2,709)
Issuances, Sales, Maturities, Settlements, Calls, Net	(627)	172
Ending Fair Value	$ (4,783)	(6,131)	(3,594)
As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		6,441	5,141
Items Included in Net Income			552
Gains (Losses) in OCI and Other			549
Issuances, Sales, Maturities, Settlements, Calls, Net			(284)
Transfers Into or Out of Level 3, Net			483
Ending Fair Value			6,441
As Previously Reported [Member] | Corporate bonds | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		5,121	4,281
Items Included in Net Income			(8)
Gains (Losses) in OCI and Other			284
Issuances, Sales, Maturities, Settlements, Calls, Net			464
Transfers Into or Out of Level 3, Net			100
Ending Fair Value			5,121
As Previously Reported [Member] | U.S. government bonds | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		5	5
Ending Fair Value			5
As Previously Reported [Member] | Foreign government bonds | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		74	90
Items Included in Net Income			1
Gains (Losses) in OCI and Other			3
Issuances, Sales, Maturities, Settlements, Calls, Net			(20)
Ending Fair Value			74
As Previously Reported [Member] | RMBS | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		2	11
Transfers Into or Out of Level 3, Net			(9)
Ending Fair Value			2
As Previously Reported [Member] | CMBS | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value			1
Items Included in Net Income			(1)
As Previously Reported [Member] | ABS [Member] | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		570	268
Gains (Losses) in OCI and Other			7
Issuances, Sales, Maturities, Settlements, Calls, Net			496
Transfers Into or Out of Level 3, Net			(201)
Ending Fair Value			570
As Previously Reported [Member] | Hybrid and redeemable preferred securities | Fixed maturity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		104	78
Gains (Losses) in OCI and Other			(2)
Issuances, Sales, Maturities, Settlements, Calls, Net			10
Transfers Into or Out of Level 3, Net			18
Ending Fair Value			104
As Previously Reported [Member] | Trading securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		644	666
Items Included in Net Income			11
Issuances, Sales, Maturities, Settlements, Calls, Net			(32)
Transfers Into or Out of Level 3, Net			(1)
Ending Fair Value			644
As Previously Reported [Member] | Available-for-sale equity securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		59	30
Items Included in Net Income			4
Issuances, Sales, Maturities, Settlements, Calls, Net			20
Transfers Into or Out of Level 3, Net			5
Ending Fair Value			59
As Previously Reported [Member] | Mortgage Loans On Real Estate [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		832
Items Included in Net Income			(1)
Gains (Losses) in OCI and Other			(10)
Issuances, Sales, Maturities, Settlements, Calls, Net			56
Transfers Into or Out of Level 3, Net			787
Ending Fair Value			832
As Previously Reported [Member] | Derivative investments
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		1,542	868
Items Included in Net Income			986
Gains (Losses) in OCI and Other			267
Issuances, Sales, Maturities, Settlements, Calls, Net			(363)
Transfers Into or Out of Level 3, Net			(216)
Ending Fair Value			1,542
As Previously Reported [Member] | GLB Direct Embedded Derivatives [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		450	450
Ending Fair Value			450
As Previously Reported [Member] | GLB Ceded Embedded Derivatives [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		82	60
Items Included in Net Income			22
Ending Fair Value			82
As Previously Reported [Member] | GLB Ceded Embedded Derivatives [Member] | Other Liabilities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value			(9)
Items Included in Net Income			9
As Previously Reported [Member] | Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		550	927
Items Included in Net Income			538
Issuances, Sales, Maturities, Settlements, Calls, Net			(915)
Ending Fair Value			550
As Previously Reported [Member] | Indexed Annuity Contracts Embedded Derivatives [Member] | Future Contract Benefits [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		$ (3,594)	(2,585)
Items Included in Net Income			(1,009)
Ending Fair Value			$ (3,594)